Consolidated Statements of Cash Flows Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Earnings from continuing operations	$ 157,330	$ 46,734
Depletion and depreciation	148,655	58,970
Share based payment expense	4,344	1,710
Other income, net	(3,376)	(210)
Finance items, net	10,095	10,785
Income tax expense	38,749	33,033
Income tax paid	(40,132)	(835)
Cash reclamation expenditures	(10,212)	(403)
Change in non-cash working capital	4,359	37,197
Net cash provided by operating activities of continuing operations	309,812	186,981
Net cash (used in) provided by operating activities of discontinued operations	(12,990)	(6,456)
Investing activities
Additions to mining interests	(85,643)	(57,778)
Buy back of royalty	0	(30,669)
Additions to plant and equipment	(46,197)	(15,273)
Available for sale investments and warrant investments	(80,844)	0
Sale of available for sale investment	4,608	0
Sale of Stawell Mine	6,250	0
Proceeds on dispositions of assets	1,621	749
Cash and cash equivalents received on business combinations	0	76,067
Transfer (to)/from restricted cash, net	(680)	7,430
Net cash used in investing activities of continuing operations	(200,885)	(19,474)
Net cash used in investing activities of discontinued operations	(612)	(240)
Financing activities
Net proceeds from exercise of stock options	17,002	5,786
Net proceeds from flow through financings	0	16,648
Interest paid, net of interest received of $1,597	(4,648)	(6,329)
Payment of finance lease obligations	(16,179)	(7,897)
Payment of dividends	(3,281)	0
Buy back of shares	(60,143)	0
Redemption of convertible debentures	(44,034)	(466)
Net cash (used in) provided by financing activities of continuing operations	(111,283)	7,742
Net cash used in financing activities of discontinued operations	(121)	(11)
Impact of foreign exchange on cash balances of continuing operations	12,548	(1,295)
Impact of foreign exchange on cash balances of discontinued operations	229	(67)
Change in cash of continuing operations during the period	10,192	173,954
Change in cash of discontinued operations during the period	(13,494)	(6,774)
Change in cash	(3,302)	167,180
Cash, beginning of period	234,898	67,718
Cash, end of year	$ 231,596	$ 234,898